Investments (Rollforward of the Allowance for Credit Losses for Mortgage Loans by Portfolio Segment) (Details) - Mortgage Loans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Financing receivable, allowance for credit losses, beginning of year	$ 2	$ 2
Current period provision	3	0	$ 0
Financing receivable, allowance for credit losses, end of year	5	2	2
Cumulative Effect, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Financing receivable, allowance for credit losses, beginning of year			2
Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Financing receivable, allowance for credit losses, beginning of year	1	1
Current period provision	3	0	0
Financing receivable, allowance for credit losses, end of year	4	1	1
Commercial | Cumulative Effect, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Financing receivable, allowance for credit losses, beginning of year			1
Agricultural
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Financing receivable, allowance for credit losses, beginning of year	1	1
Current period provision	0	0	0
Financing receivable, allowance for credit losses, end of year	$ 1	$ 1	1
Agricultural | Cumulative Effect, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Financing receivable, allowance for credit losses, beginning of year			$ 1